Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Sep. 30, 2014	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
C000145190
Account Value [Line Items]
Line Graph and Table Measure Name		WSTCM Credit Select Risk-Managed Fund - Institutional Shares
Account Value	$ 10,000	$ 14,699	$ 13,570	$ 13,323	$ 13,663	$ 12,833	$ 11,817	$ 11,494	$ 11,384	$ 10,904	$ 9,889
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	11,846	11,040	11,174	12,628	12,638	11,870	10,774	10,888	10,835	10,225
Bloomberg U.S. Corporate High Yield
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 10,000	$ 16,097	$ 14,302	$ 13,346	$ 14,928	$ 13,553	$ 12,944	$ 12,147	$ 11,748	$ 10,815	$ 9,915